Offerings	May 26, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock underlying the Common Warrants
Maximum Aggregate Offering Price	$ 17,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,382.22
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 17,250,000.00
Amount of Registration Fee	$ 2,382.22
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) promulgated under the Securities Act of 1933, as amended (the "Securities Act").